SUBSEQUENT EVENTS - Proforma Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent events:
Current assets	$ 925,597	$ 537,793
Non-current assets	4,022,698
Total assets	4,948,295	4,314,229
Current liabilities	(1,307,222)	(1,180,206)
Non-current liabilities	(1,463,156)
Total liabilities	(2,770,378)	(2,683,582)
Stockholders' equity	(1,730,650)	(1,292,523)
Non-controlling interests	447,267	338,124
Stockholders' equity, including portion attributable to noncontrolling interest	(2,177,917)	(1,630,647)	$ (1,750,826)	$ (1,825,791)
Total liabilities and equity	(4,948,295)	(4,314,229)
Deconsolidation of Cool Co and subsidiaries
Subsequent events:
Current assets	145,956
Non-current assets	(1,258,340)
Total assets	(1,112,384)
Current liabilities	414,377
Non-current liabilities	303,822
Total liabilities	718,199
Stockholders' equity	219,686
Stockholders' equity, including portion attributable to noncontrolling interest	394,185
Total liabilities and equity	1,112,384
Proforma consolidated balance sheet of Golar LNG Limited post Cool Co and subsidiaries deconsolidation
Subsequent events:
Current assets	1,071,553
Non-current assets	2,764,358
Total assets	3,835,911
Current liabilities	(892,845)
Non-current liabilities	(1,159,334)
Total liabilities	(2,052,179)
Stockholders' equity	(1,510,964)
Stockholders' equity, including portion attributable to noncontrolling interest	(1,783,732)
Total liabilities and equity	(3,835,911)
Non-controlling Interests
Subsequent events:
Non-controlling interests	447,267
Stockholders' equity, including portion attributable to noncontrolling interest	(447,267)	$ (338,124)	$ (252,565)	$ (80,666)
Non-controlling Interests | Deconsolidation of Cool Co and subsidiaries
Subsequent events:
Non-controlling interests	(174,499)
Non-controlling Interests | Proforma consolidated balance sheet of Golar LNG Limited post Cool Co and subsidiaries deconsolidation
Subsequent events:
Non-controlling interests	$ 272,768